Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Shares for All Plans (Parenthetical) (Detail) - SEK (kr) kr / shares in Units, kr in Millions				12 Months Ended
	Aug. 15, 2017	May 15, 2017	Feb. 15, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Compensation cost					kr 957	kr 865
2012 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding share option vesting percentage				39.70%
Outstanding share option lapsed percentage				33.00%
2013 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding share option vesting percentage				60.30%
Outstanding share option lapsed percentage				67.00%
Number of Class B shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share at each investment	kr 46.19	kr 54.46	kr 46.77